Share Capital and Share Premium - Summary of Share Capital and Share Premium (Parenthetical) (Details) - £ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	£ 0.04	£ 0.04	£ 0.04